Income and Social Contribution Taxes - Schedule of Deferred Income Tax and Social Contribution Tax Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Noncurrent
Tax loss	R$ 205,319	R$ 129,892
Financial lease	43,653	36,622
Contingency, bonuses and fair value	30,747	28,885
Hedge	560	19,275
Allowance for expected credit losses	726	726
Difference in cost of farms	170	170
Share-based incentive plan (ILPA)	1,085	612
Provision of other accounts payable and receivable	2,798	673
Impairment of investment	1,654	1,654
Subscription warrant	43	43
Total non-current assets	286,755	218,552
Noncurrent
Biological assets	25,149	36,830
Present value adjustment and other provisions	7,138	6,944
Derivative financial instruments	2,950
Surplus on investment	1,733	1,733
Costs of transactions	1,949	2,618
Provision of residual value and useful life of PPE assets	7,602	6,977
Accelerated depreciation of assets for rural activity	92,428	76,732
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,541	18,406
Total non-current liabilities	157,490	150,240
Net balance	129,265	68,312
Net deferred assets	166,145	88,031
Net deferred liabilities	R$ (36,880)	R$ (19,719)